Flow-Through Share Premium Liability	6 Months Ended
Aug. 31, 2026
Flow-through Share Premium Liability
Flow-Through Share Premium Liability

12.	Flow-Through Share Premium Liability

	For the six months ended August 31, 2026 $	For the year ended February 28, 2026 $
Balance, beginning of the period	182,800	718,477
Liability incurred through FT shares issued	2,966,923	722,714
Amortization for the period	(862,768)	(1,258,391)
Balance, end of the period	2,286,955	182,800

As at August 31, 2026, $11,158,458 remains to be spent on qualifying expenditures (February 28, 2026 - $6,838,519).